Prepayments and Other Current and Non-current Assets (Tables)	12 Months Ended
Jun. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Prepayments and other current assets consist of the following:

	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Non-current assets
Non-current Prepayments (1)	40,158	40,165	1,387	226

Current assets
Prepayments(3)	32,920	31,345	33,642	5,482
Advances to suppliers (2)	3,808	11,593	24,726	4,029
Finance receivable (4)	—	146,447	54,811	8,931
Other receivable (5)	95,917	95,666	71,267	11,611
Less: Allowance for doubtful accounts	(60)	(4,140)	(1,602)	(261)
	132,585	280,911	182,844	29,792

Notes And Loans Receivable Current And Noncurrent [Table Text Block]
Details of finance receivables are shown as follows:

	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)

Finance receivables – less than one year	237,805	106,730	17,390
Finance receivables – more than one year	—	—	—
Allowance for doubtful debts	(91,358)	(51,919)	(8,459)
	146,447	54,811	8,931

Impaired Financing Receivables [Table Text Block]
Impaired loans	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
The status of the receivables at the balance sheet date
Not past due	—	—	—
Past due 0-90 days	—	—	—
Past due 91-365 days	—	—	—
Past due more than 1 year	237,805	106,730	17,390
Impairment	(91,358)	(51,919)	(8,459)
	146,447	54,811	8,931

Financing Receivables Asset Quality [Table Text Block]
Asset Quality – Finance receivables	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)

Neither past due or impaired	—	—	—
Individually impaired loans	237,805	106,730	17,390
Past due loans	—	—	—
Impairment	(91,358)	(51,919)	(8,459)
Total carrying amount	146,447	54,811	8,931

Past Due Financing Receivables [Table Text Block]
Aging of past due but not impaired	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)

Past due 1-90 days	—	—	—
Past due 91-180 days	—	—	—
Past due 181-365 days	—	—	—
Past due more than 1 year	—	—	—
Total past due but not impaired assets	—	—	—

Schedule Impaired Financing receivable 90 Day Past Due [Table Text Block]
90 day past due assets (including impaired assets)	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)

Balance at the beginning at the year	—	237,805	38,747
Additions	244,266	79,515	12,956
Reductions	—	(207,958)	(33,884)
Exchange difference	(6,461)	(2,632)	(429)
Balance at the end of the year	237,805	106,730	17,390

Schedule Of Impaired Financing Receivables [Table Text Block]
Impaired assets	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)

Balance at the beginning at the year	—	237,805	38,747
Acquired impaired assets	463,802	56,080	9,137
Additions to individually impaired assets	53,201	23,435	3,818
Amounts written off	(116,356)	(70,298)	(11,453)
Repayments	(156,381)	(137,660)	(22,430)
Exchange difference	(6,461)	(2,632)	(429)
Balance at the end of the year	237,805	106,730	17,390
Impairment	(91,358)	(51,919)	(8,459)
Net carrying amount of impaired assets	146,447	54,811	8,931

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Movements in allowance for doubtful accounts:

	2010	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Balance at the beginning of the year	(1,723)	(60)	(60)	(4,140)	(675)
Provision for doubtful accounts	—	—	(4,080)	—	—
Write-offs	—	—	—	2,538	414
Decrease due to disposal of P3A	1,663	—	—	—	—
Balance at the end of the year	(60)	(60)	(4,140)	(1,602)	(261)